Acquisitions and intangible assets (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011
Identified intangible assets
Gross Assets	$ 14,000	$ 23,900
Accumulated Amortization	6,125	12,872
Net Assets	7,875	11,028
Cost of fully amortized intangible assets removed from the intangible assets register	9,900	6,900
Expected amortization of intangible assets
2013	1,969
2014	1,969
2015	1,969
2016	1,685
2017 and beyond	284
Existing technology
Identified intangible assets
Gross Assets	700	4,600
Accumulated Amortization	184	3,673
Net Assets	516	927
Patents and core technology
Identified intangible assets
Gross Assets	10,000	12,700
Accumulated Amortization	5,041	5,888
Net Assets	4,959	6,812
In Process Research and Development
Identified intangible assets
Gross Assets	2,100	2,100
Accumulated Amortization	420
Net Assets	1,680	2,100
Customer relationships
Identified intangible assets
Gross Assets		3,300
Accumulated Amortization		3,071
Net Assets		229
Software
Identified intangible assets
Gross Assets	1,200	1,200
Accumulated Amortization	480	240
Net Assets	720	960
Developed technology
Impairment of intangible assets
Impairment		$ 2,200